Intangible assets - Net impairment charges (reversals) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment of intangible assets
Net impairment charges (reversals)		$ 1,574	$ 434	$ 224
Carrying value	$ 37,177	$ 37,177	$ 38,089	$ 39,307
Post-tax weighted average cost of capital	7.50%	7.50%	7.50%	7.00%
Reversal of impairment loss, intangible assets other than goodwill			$ 0	$ 94
Minimum
Impairment of intangible assets
Discount rate applied to cash flow projections	7.50%	7.50%
Maximum
Impairment of intangible assets
Discount rate applied to cash flow projections	9.50%	9.50%
Research and development expense.
Impairment of intangible assets
Net impairment charges (reversals)		$ 1,065	417	95
Selling, general and administrative costs
Impairment of intangible assets
Net impairment charges (reversals)		509	17	129
Launched products
Impairment of intangible assets
Impairment charges		504	17	146
Andexxa
Impairment of intangible assets
Impairment charges		504
Carrying value	$ 0	$ 0
Discount rate applied to cash flow projections	7.50%	7.50%
Products in development
Impairment of intangible assets
Impairment charges		$ 1,073	417	172
Reversal of impairment loss, intangible assets other than goodwill		8		77
Products in development | ALXN1840
Impairment of intangible assets
Impairment charges			244
vemircopan
Impairment of intangible assets
Impairment charges		753
FPI-2059
Impairment of intangible assets
Impairment charges	$ 165	165
Products in development other than ALXN2050 and FPI-2059
Impairment of intangible assets
Impairment charges		155
Product, marketing and distribution rights
Impairment of intangible assets
Net impairment charges (reversals)		1,569	434	159
Carrying value	35,734	35,734	36,941	38,393
Product, marketing and distribution rights | Research and development expense.
Impairment of intangible assets
Net impairment charges (reversals)		1,065	417	95
Product, marketing and distribution rights | Selling, general and administrative costs
Impairment of intangible assets
Net impairment charges (reversals)		504	17	64
Other intangibles
Impairment of intangible assets
Net impairment charges (reversals)		3		82
Carrying value	771	771	646	497
Other intangibles | Selling, general and administrative costs
Impairment of intangible assets
Net impairment charges (reversals)		3		82
Software development costs
Impairment of intangible assets
Net impairment charges (reversals)		2		(17)
Carrying value	$ 672	672	$ 502	417
Software development costs | Selling, general and administrative costs
Impairment of intangible assets
Net impairment charges (reversals)		$ 2		$ (17)